Shareholders' equity and share-based payments - Earnings per share (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 € / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 $ / shares shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	$ 8.72	€ 8.06	$ 7.91	€ 7.51	$ 5.95
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 8.67	€ 8.02	$ 7.85	€ 7.45	$ 5.92
Common shares issued
Number of shares issued during the year pro-rated
Common shares issued as of the beginning of the period	2,619,131,285	2,619,131,285	2,640,429,329	2,640,429,329	2,653,124,025
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders' equity	(137,187,667)	(137,187,667)	(33,841,104)	(33,841,104)	(24,392,703)
Final grant of TotalEnergies performance shares	5,378,956	5,378,956	5,152,336	5,152,336	3,810,430
Capital increase reserved for employees	4,671,946	4,671,946	5,465,154	5,465,154	6,177,333
Buyback of TotalEnergies treasury shares including:	(74,633,216)	(74,633,216)	(62,498,318)	(62,498,318)	(7,296,460)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(72,985,133)	(72,985,133)	(58,621,530)	(58,621,530)	(3,762,794)
Shares repurchased during the fiscal year to cover for the performance share plans	(1,648,083)	(1,648,083)	(3,876,788)	(3,876,788)	(3,533,666)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,417,361,304	2,417,361,304	2,554,707,397	2,554,707,397	2,631,422,625
Dilutive effect
Grant of TotalEnergies performance shares	14,354,523	14,354,523	15,890,560	15,890,560	14,492,673
Capital increase reserved for employees	2,051,751	2,051,751	1,584,068	1,584,068	1,552,947
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES	2,433,767,578	2,433,767,578	2,572,182,025	2,572,182,025	2,647,468,245